Note 9 - Related Party Transactions (Details Textual) - Moores Cancer Center at University of California San Diego [Member] - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Extension for Services Agreement, Amount, Related Parties	$ 300,000
us-gaap_ResearchAndDevelopmentExpenseMember
Related Party Transaction, Amounts of Transaction	$ 61,000	$ 63,000